Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Deferred tax liabilities	$ 0	$ 0
Net operating loss carryforwards limitations	1,559,000
Operating loss carryforward unutilized	5,000,000
Valuation allowance on net operating loss carryforwards	$ 1,700,000
U.S. federal statutory rate	21.00%	34.00%
Change in valuation allowance	$ (2,636,000)	$ 1,837,000
Tax penalties and interest	0	0	$ 0
Accrued interest and penalties	0	$ 0
Tax Liability [Member]
Income Tax [Line Items]
Accrued interest and penalties	$ 0
Tax Cuts and Jobs Act (TCIA) [Member]
Income Tax [Line Items]
U.S. federal statutory rate	21.00%	35.00%
Valuation of deferred tax assets due to change in enacted tax rate		$ 2,909,000
Federal [Member]
Income Tax [Line Items]
Net operating loss	$ 35,519,000	26,425,000
Net operating loss beginning year	begin expiring in the year 2028
Federal [Member] | Tax Year 2018 [Member]
Income Tax [Line Items]
Net operating loss	$ 9,094,000
State [Member]
Income Tax [Line Items]
Net operating loss	$ 29,212,000	$ 22,046,000
Net operating loss beginning year	begin to expire in 2019 through 2027